MainStay International Equity Fund (Prospectus Summary) | MainStay International Equity Fund
MainStay International Equity Fund

MAINSTAY GROUP OF FUNDS

MainStay International Equity Fund

Supplement dated June 13, 2013 (“Supplement”) to the Summary Prospectus and Prospectus,

each dated February 28, 2013, as supplemented

This Supplement updates certain information contained in the Summary Prospectus and Prospectus for MainStay International Equity Fund (the “Fund”), a series of The MainStay Funds. You may obtain copies of the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782), or by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054. These documents are also available on the Fund’s website at mainstayinvestments.com. Please review this important information carefully.

Effective July 1, 2013, the Fund has selected the MSCI ACWI® (All Country World Index) Ex. U.S., which is currently the Fund’s secondary benchmark, as its primary benchmark in replacement of the MSCI EAFE® Index. The MSCI EAFE® Index has been retained as the Fund’s secondary benchmark. The Fund selected the MSCI ACWI® Ex U.S. as its primary benchmark because it believes that this Index is more reflective of its current investment style.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.